Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Carrying Amount | Credit agreements
Financial Liabilities
Credit Agreements		$ 508,146
Carrying Amount | Senior unsecured bond due 2026
Financial Liabilities
Credit Agreements	$ 298,857	297,828
Carrying Amount | Senior unsecured bond due 2029
Financial Liabilities
Credit Agreements	395,433	394,405
Carrying Amount | Senior unsecured bond due 2030
Financial Liabilities
Credit Agreements	492,644
Estimated Fair Value | Credit agreements
Financial Liabilities
Credit Agreements		513,799
Estimated Fair Value | Senior unsecured bond due 2026
Financial Liabilities
Credit Agreements	300,158	299,478
Estimated Fair Value | Senior unsecured bond due 2029
Financial Liabilities
Credit Agreements	422,960	424,792
Estimated Fair Value | Senior unsecured bond due 2030
Financial Liabilities
Credit Agreements	525,795
Investments in receivables, net | Carrying Amount
Financial Assets
Receivables	1,640,809	1,497,748
Investments in receivables, net | Estimated Fair Value
Financial Assets
Receivables	1,814,191	1,646,535
Credit card receivables | Carrying Amount
Financial Assets
Receivables	16,180	17,176
Credit card receivables | Estimated Fair Value
Financial Assets
Receivables	$ 16,180	$ 17,176